UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur Wrubel
Title:    Managing Member
Phone:    (212) 421-7002

Name:     John Khoury
Title:    Managing Member
Phone:    (212) 421-7002

Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York              May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


/s/ John Khoury                 New York, New York              May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total: $ 1,135,251
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number              Name

1                                            Wesley Capital Master Fund, Ltd.
2.                                           Wesley Capital QP, LP
3.                                           Wesley Capital, LP
----          -------------------            -----------------------------------

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6        COL 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER  VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION      MGRS   SOLE    SHARED NONE
--------------                 --------         -----      --------   -------   --- ----  ----------      ----   ----    ------ ----
AMERISTAR CASINOS INC          COM              03070Q101   27,944    1,531,200 SH        Shared-Defined  1,2,3  1,531,200
ANNALY CAP MGMT INC            COM              035710409   26,626    1,738,000 SH        Shared-Defined  1,2,3  1,738,000
APARTMENT INVT & MGMT CO       CL A             03748R101  104,630    2,921,802 SH        Shared-Defined  1,2,3  2,921,802
BRE PROPERTIES INC             CL A             05564E106   25,486      559,400 SH        Shared-Defined  1,2,3    559,400
CITIGROUP INC                  CALL             172967101      875        5,000 SH  CALL  Shared-Defined  1,2,3      5,000
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407  121,798    4,425,791 SH        Shared-Defined  1,2,3  4,425,791
DIAMONDS TR                    UNIT SER 1       252787106    7,687       62,800 SH        Shared-Defined  1,2,3     62,800
DILLARDS INC                   CL A             254067101    1,599       92,900 SH        Shared-Defined  1,2,3     92,900
DOUGLAS EMMETT INC             COM              25960P109   65,404    2,964,838 SH        Shared-Defined  1,2,3  2,964,838
EQUITY RESIDENTIAL             SH BEN INT       29476L107   34,387      828,800 SH        Shared-Defined  1,2,3    828,800
FEDERAL NATL MTG ASSN          COM              313586109      100       10,000 SH  PUT   Shared-Defined  1,2,3     10,000
GLIMCHER RLTY TR               SH BEN INT       379302102   40,454    3,382,436 SH        Shared-Defined  1,2,3  3,382,436
HFF, INC. CMN CLASS A          CL A             40418F108    3,038      606,407 SH        Shared-Defined  1,2,3    606,407
HILLTOP HOLDINGS INC           COM              432748101   21,778    2,094,027 SH        Shared-Defined  1,2,3  2,094,027
HOME DEPOT INC                 COM              437076102   44,464    1,589,701 SH        Shared-Defined  1,2,3  1,589,701
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204   17,029    1,212,000 SH        Shared-Defined  1,2,3  1,212,000
ISTAR FINL INC                 COM              45031U101    4,508      321,303 SH        Shared-Defined  1,2,3    321,303
INTERSTATE HOTELS & RESRTS I   COM              46088S106    6,716    1,405,104 SH        Shared-Defined  1,2,3  1,405,104
KILROY RLTY CORP               COM              49427F108   38,742      788,888 SH        Shared-Defined  1,2,3    788,888
LEHMAN BROS HLDGS INC          COM              524908100      682        2,200 SH  PUT   Shared-Defined  1,2,3      2,200
MFA MTG INVTS INC              COM              55272X102   44,923    7,130,600 SH        Shared-Defined  1,2,3  7,130,600
MAGUIRE PPTYS INC              COM              559775101   64,612    4,515,194 SH        Shared-Defined  1,2,3  4,515,194
MARRIOTT INTL INC NEW          CL A             571903202   79,660    2,318,400 SH        Shared-Defined  1,2,3  2,318,400
NRDC ACQUISITION CORP          UNIT 99/99/9999  62941R201   14,550    1,500,000 SH        Shared-Defined  1,2,3  1,500,000
PINNACLE ENTMT INC             COM              723456109    7,602      593,900 SH        Shared-Defined  1,2,3    593,900
RECKSON OPER PARTNERSHIP L P   DEB   4.000% 6/1 75621LAJ3    4,631    5,000,000 PRN       Shared-Defined  1,2,3  5,000,000
STRATEGIC HOTELS & RESORTS I   COM              86272T106   48,751    3,712,928 SH        Shared-Defined  1,2,3  3,712,928
SUN COMMUNITIES INC            COM              866674104   36,052    1,758,640 SH        Shared-Defined  1,2,3  1,758,640
SUNRISE SENIOR LIVING INC      COM              86768K106   91,595    4,111,076 SH        Shared-Defined  1,2,3  4,111,076
TEJON RANCH CO DEL             COM              879080109   83,281    2,231,565 SH        Shared-Defined  1,2,3  2,231,565
THOMAS PPTYS GROUP INC         COM              884453101    6,391      727,899 SH        Shared-Defined  1,2,3    727,899
UDR INC                        COM              902653104   13,668      557,410 SH        Shared-Defined  1,2,3    557,410
WACHOVIA CORP NEW              PUT              929903102      151        1,230 SH  PUT   Shared-Defined  1,2,3      1,230
WAL MART STORES INC            COM              931142103   45,437      862,500 SH        Shared-Defined  1,2,3    862,500


The institutional investment manager filing this report acts as investment manager or advisor to several investment funds and a managed account whose reportable holdings are included in the attached information table.

SK 22283 0001 882595